SHAREHOLDERS' EQUITY (Effects of Stock-Based Compensation in the Statements of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	$ 6,949	$ 5,092	$ 4,326
Service [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	437	469	414
Research and Development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	2,556	2,206	1,710
Sales and Marketing [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	1,531	1,121	1,026
General and Administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	1,498	762	661
Product [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	$ 927	$ 534	$ 515